SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2025
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
Amount of severance pay equal to monthly deposits	8.33%